Segment reporting	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Segment reporting	Segment reporting
Operating segments are components of an entity that engage in business activities from which they earn revenues and incur expenses (including revenues and expenses related to transactions with the other entities within the group). We assess our operating segments based on information regularly provided to and reviewed by the Chief Operating Decision Maker (CODM). This information is used to make resource allocation decisions and to assess financial performance. Our CODM reviews financial information prepared on a consolidated basis for the purposes of making resource allocation decisions and assessing the performance of the overall organization.
During the third quarter of 2024, we announced the transition of our former chief executive officer to the new role of Executive Vice Chair of our Board of Directors, alongside the appointment of a new acting chief executive officer. We have determined that as of December 31, 2024, our acting chief executive officer fulfilled the role of the CODM. Based on an evaluation of all facts and circumstances, the Company has determined that it functions as a single operating and reporting segment.
We attribute revenues from external customers to individual countries based on the location of our delivery centres or where the services were provided from.

Years Ended December 31 (millions)	2024	2023	2022
United States	$455	$520	$401
Philippines	437	466	448
Canada	280	268	217
Guatemala	285	261	224
Germany	201	221	275
El Salvador	178	169	140
Spain	132	149	127
Bulgaria	124	127	129
India	131	120	99
Other	435	407	408
	$2,658	$2,708	$2,468
We do not have significant amounts of net long-lived assets located outside of Canada. As at December 31, 2024, on a historical cost basis, we had net long-lived assets of approximately $3,301 million (December 31, 2023 – $3,528 million) located within Canada, and approximately $460 million (December 31, 2023 – $499 million) outside of Canada.